Document and Entity Information	Apr. 24, 2020
Document And Entity Information [Line Items]
Document Period End Date	Apr. 24, 2020
Amendment Flag	false
Entity Central Index Key	0001415311
Document Type	8-K
Entity Registrant Name	ProShares Trust II
Entity Incorporation State Country Code	DE
Entity File Number	001-34200
Entity Tax Identification Number	87-6284802
Entity Address, Address Line One	c/o ProShare Capital Management LLC
Entity Address, Address Line Two	7501 Wisconsin Avenue
Entity Address, Address Line Three	Suite 1000E
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	240
Local Phone Number	497-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares Ultra Bloomberg Crude Oil
Trading Symbol	UCO
Security Exchange Name	NYSEArca
Short [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares UltraShort Bloomberg Crude Oil
Trading Symbol	SCO
Security Exchange Name	NYSEArca